GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 according to the Company's reporting units are as follows:

	IT professional services	Software services	Total

As of January 1, 2011	$12,428	$12,196	$24,624

Business combination	-	14,245	14,245
Adjustments due to finalized purchase price allocation	(520)	363	(157)
Foreign currency translation adjustments	-	185	185

As of December 31, 2011	11,908	26,989	38,897

Business combination	5,809	-	5,809
Additional consideration in conjunction with acquisitions	-	140	140
Foreign currency translation adjustments	-	(502)	(502)

As of December 31, 2012	$17,717	$26,627	$44,344